CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (1,289)	$ 3,831	$ 6,416
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	917	1,430	1,869
Loss on sale of property and equipment	8	0	0
Stock based compensation	18	93	155
Decrease (increase) in trade receivables, net	613	(2,539)	11,097
Decrease (increase) in unbilled accounts receivable	116	(339)	2,593
Decrease (increase) in other accounts receivable and prepaid expenses	(967)	455	(10)
Decrease (increase) in inventories	1,479	(3,152)	(683)
Decrease in long-term trade receivables	0	0	7
Decrease (increase) in deferred income taxes, net	218	(1,420)	1,350
Decrease in operating lease right-of-use assets	245	261	917
Increase in operating lease liabilities	(229)	(257)	(977)
Decrease in trade payables	(799)	(161)	(771)
Increase (decrease) in other accounts payable and accrued expenses and deferred revenues	7	(7,435)	(229)
Decrease in customer advances	(54)	(143)	(540)
Accrued severance pay, net	(23)	(139)	(277)
Gain on divestiture of the Integrated Solutions Division	0	0	(14,888)
Net cash provided by (used in) operating activities	260	(9,515)	6,029
Cash flows from investing activities:
Release (investment) of short-term and long-term bank deposits	(1)	(108)	65
Proceeds from sale of property and equipment	47	29	0
Purchase of property and equipment	(380)	(158)	(792)
Asset acquisition of technology	0	0	(169)
Proceeds from divestiture of the Integrated Solutions Division	0	0	32,621
Net cash provided by (used in) investing activities	(334)	(237)	31,725
Cash flows from financing activities:
Cash distribution to Company’s shareholders	0	0	(40,117)
Proceeds from issuance of shares upon exercise of options to employees	0	19	434
Deferred payment with respect to asset acquisition	(213)	0	0
Net cash provided by (used in) financing activities	(213)	19	(39,683)
Effect of exchange rate changes on cash and cash equivalents	156	(1,727)	981
Decrease in cash and cash equivalents	(131)	(11,460)	(948)
Cash and cash equivalents at the beginning of the year, including cash attributable to discontinued operations	14,937	26,397	27,345
Cash and cash equivalents at the end of the year	14,806	14,937	26,397
Cash paid during the year for:
Interest	0	110	0
Income taxes	447	1,412	1,971
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	$ 134	$ 151	$ 444